MFS Total Return Portfolio Shareholder Fees - MFS Total Return Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class B
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E
Prospectus [Line Items]
Shareholder Fee, Other	0
Class F
Prospectus [Line Items]
Shareholder Fee, Other	$ 0